Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments
Carrying amount at the beginning of the year	€ 957	€ 929
Additions and subscriptions	175	8
Change in the fair value with effect to OCI	105	24
Divestments and reimbursements		(12)
Currency translation differences	57	(61)
Other changes		69
Carrying amount at the end of the year	€ 1,294	€ 957